BUSINESS SEGMENTS - Gross profit to net income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment gross profit	$ 52,789,145	$ 85,048,759	$ 72,168,805
Selling, general and administrative expenses	(55,634,855)	(59,813,607)	(46,611,982)
CARES Act Proceeds	12,693,000
Transaction costs	1,436,000	(3,176,000)	(51,000)
Interest expense, net	(1,644,969)	(3,006,663)	(2,374,881)
Other income, net	494,465	611,109	367,806
Income tax (expense) benefit	(1,649,680)	(4,163,663)	3,227,061
Net income from continuing operations	$ 8,482,513	$ 15,499,138	$ 26,725,449